Reverse Merger (Additional Information) (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 03, 2023	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Goodwill or intangible assets	$ 0
Cash and cash equivalents	36,600	$ 166,150	$ 138,804	$ 36,333
Prepaid expense and other assets	1,900
Accounts payable and accrued expenses	$ 5,400
Employee Benefits and Share-Based Compensation		300
Severance payment		2,500
Transaction costs		$ 12,247